united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17645 Wright St., Suite 200 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Eric Kane

Gemini Fund Services, LLC., 80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 12/31/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

COUNTERPOINT TACTICAL INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares							Fair Value
	MUTUAL FUNDS - 27.5%
	DEBT FUNDS - 27.5%
1,022,928	American Beacon SiM High Yield Opportunities Fund						$9,237,037
7,958,802	PGIM High Yield Fund						40,828,652
3,570,043	PIMCO High Yield Fund						29,559,953
1,728,395	SEI Institutional Managed Trust - High Yield Bond						10,854,321
	TOTAL MUTUAL FUNDS (Cost - $94,500,000)						90,479,963
Principal
	U.S. GOVERNMENT OBLIGATIONS - 69.1%
$2,000,000	United States Treasury Bill, 2.415% due 3/28/2019 #						1,988,826
8,500,000	United States Treasury Bill, 2.465% due 9/12/2019 #						8,350,137
75,000,000	United States Treasury Note, 2.875% due 11/15/2021						75,845,215
65,000,000	United States Treasury Note, 2.750% due 11/30/2020						65,305,957
75,000,000	United States Treasury Note, 2.875% due 11/30/2023						76,318,360
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $226,003,206)						227,808,495
Shares
	SHORT-TERM INVESTMENT - 0.9%
	MONEY MARKET FUND - 0.9%
2,952,557	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 2.22% *						2,952,557
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,952,557)

	TOTAL INVESTMENTS - 97.5% (Cost - $323,455,763)						$321,241,015
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.5%						8,285,299
	NET ASSETS - 100.0%						$329,526,314

# Discount rate at the time of purchase.
* Money market fund; interest rate reflects seven-day effective yield on December 31, 2018.

CREDIT DEFAULT SWAP AGREEMENTS - BUY PROTECTION
		Fixed Deal	Maturity	Notional		Premiums	Unrealized
Description	Counterparty	Receive Rate	Date	Amount	Value	Paid (Received)	Appreciation
CDX North American High Yield Index
Version 1, Series 31 **	Intercontinental Exchange	5.00%	12/20/2023	$125,500,000	2,579,025	4,469,591	$1,890,566

** The underlying holdings of this security can be found at https://www.markit.com/Company/Files/DownloadFiles?CMSID=cdeb4a67d8b747bd9423a2945b4fb29c

TOTAL RETURN SWAPS
		Interest Rate		Number of	Termination	Notional	Unrealized
Description		Received/(Paid)	Counterparty	Contracts	Date	Amount	Appreciation
Long
iShares iBoxx USD High Yield Corporate Bond ETF		0.95513%	Goldman Sachs	116,618	3/13/2019	$9,738,769	$281,049
iShares iBoxx USD High Yield Corporate Bond ETF		0.95513%	Goldman Sachs	93,577	5/30/2019	7,814,615	225,521
iShares iBoxx USD High Yield Corporate Bond ETF		0.00375%	JP Morgan	222,278	12/23/2019	17,922,275	104,471
							$611,041

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares							Fair Value
	COMMON STOCK - 51.3%
	AERPSPACE/DEFENSE - 0.3%
1,392	Spirit AeroSystems Holdings, Inc.						$100,349

	AIRLINES - 0.6%
3,026	American Airlines Group, Inc.						97,165
1,295	Spirit Airlines, Inc. *						75,006
							172,171
	APPAREL - 0.5%
4,594	Hanesbrands, Inc.						57,563
1,057	PVH Corp.						98,248
							155,811
	AUTO PARTS & EQUIPMENT - 1.0%
2,501	Gentherm, Inc. *						99,990
1,581	Delphi Automotive, Inc.						97,342
13,181	Spartan Motors, Inc.						95,299
							292,631
	BANKS - 0.3%
11,891	Bancorp, Inc. *						94,652

	CHEMICALS - 0.7%
2,289	Cabot Corp.						98,290
5,149	Huntsman Corp.						99,324
							197,614
	COAL - 0.3%
11,689	SunCoke Energy, Inc. *						99,941

	COMMERCIAL SERVICES - 3.5%
2,352	Aaron's, Inc.						98,902
1,735	AMN Healthcare Services, Inc. *						98,305
4,181	Avis Budget Group, Inc. *						93,989
2,495	Deluxe Corp.						95,908
3,119	HMS Holdings Corp. *						87,737
1,057	Insperity, Inc.						98,682
4,748	Kelly Services, Inc.						97,239
1,495	ManpowerGroup, Inc.						96,876
8,149	Quad/Graphics, Inc.						100,396
3,215	Quanta Services, Inc. *						96,772
26,990	RR Donnelley & Sons Co.						106,880
							1,071,686
	COMPUTERS - 1.9%
628	Apple, Inc.						99,061
1,555	Cognizant Technology Solutions Corp.						98,711
9,150	Conduent, Inc. *						97,265
4,621	Cray, Inc. *						99,767
854	EPAM Systems, Inc. *						99,073
4,789	HP, Inc.						97,983
							591,860
	DIVERSIFIED FINANCIAL SERVICES - 0.7%
1,408	Evercore, Inc.						100,756
1,620	LPL Financial Holdings, Inc.						98,950
							199,706
	ELECTRIC - 0.3%
12,398	Cia Paranaense de Energia - ADR						97,076

	ELECTRONICS - 1.0%
12,726	Flex Ltd. *						96,845
4,031	Jabil, Inc.						99,928
5,450	Vishay Intertechnology, Inc.						98,155
							294,928
	ENERGY-ALTERNATE SOURCES - 0.3%
7,562	Green Plains, Inc.						99,138

	ENTERTAINMENT - 0.9%
7,888	AMC Entertainment Holdings, Inc.						96,865
5,305	IMAX Corp. *						99,787
4,242	SeaWorld Entertainment, Inc.						93,706
							290,358
	FOOD - 0.6%
6,139	Pilgrim's Pride Corp. *						95,216
19,529	Smart & Final Stores, Inc. *						92,567
							187,783
	FOREST PRODUCTS & PAPER - 0.6%
12,709	Resolute Forest Products, Inc.						100,782
4,391	Verso Corp. *						98,358
							199,140
	HEALTHCARE-PRODUCTS - 2.9%
28,511	Accuray, Inc. *						97,223
5,239	Bausch Health Cos., Inc.						96,764
3,457	Bruker Corp.						102,915
2,263	Globus Medical, Inc. *						97,943
5,033	Hanger, Inc. *						95,375
1,322	Integer Holdings Corp. *						100,816
938	Masimo Corp. *						100,713
885	ResMed, Inc.						100,775
882	Varian Medical Systems, Inc. *						99,939
							892,463
COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Shares							Fair Value
	COMMON STOCK (Continued) - 51.3%
	HEALTHCARE-SERVICES - 2.6%
3,805	Acadia Healthcare Co., Inc. *						$97,827
15,013	Brookdale Senior Living, Inc. *						100,587
854	Centene Corp. *						98,466
1,912	DaVita, Inc. *						98,392
776	ICON PLC *						100,267
872	IQVIA Holdings, Inc. *						101,300
1,840	Medpace Holdings, Inc. *						97,391
5,547	Tenet Healthcare Corp. *						95,076
							789,306
	HOME FURNISHINGS - 0.3%
1,614	Dolby Laboratories, Inc.						99,810

	INSURANCE - 2.2%
1,353	Arthur J Gallagher & Co.						99,716
2,438	Athene Holding Ltd. *						97,106
3,601	Brown & Brown, Inc.						99,244
748	Erie Indemnity Co.						99,716
1,624	Progressive Corp.						97,976
6,089	Radian Group, Inc.						99,616
2,530	Universal Insurance Holdings, Inc.						95,938
							689,312
	INTERNET - 2.6%
1,622	51job, Inc. - ADR *						101,278
1,225	CDW Corp.						99,286
6,766	Lands' End, Inc. *						96,145
2,491	Liberty Expedia Holdings, Inc. *						97,423
22,503	Meet Group, Inc. *						104,189
28,054	Rubicon Project, Inc. *						104,641
5,522	Stitch Fix, Inc. *						94,371
28,095	Xunlei Ltd. - ADR *						95,523
							792,856
	LEISURE TIME - 1.0%
2,136	Brunswick Corp.						99,217
6,219	Liberty TripAdvisor Holdings, Inc. *						98,820
8,996	Vista Outdoor, Inc. *						102,105
							300,142
	LODGING - 0.3%
4,689	Boyd Gaming Corp.						97,437

	MEDIA - 1.9%
1,788	AMC Networks, Inc. *						98,125
2,248	CBS Corp.						98,283
6,247	EW Scripps Co.						98,265
6,766	Gray Television, Inc. *						99,731
1,288	Nexstar Media Group, Inc.						101,288
9,068	TEGNA, Inc.						98,569
							594,261
	MINING - 0.9%
14,298	Constellium NV *						99,943
9,221	Freeport-McMoRan, Inc.						95,069
4,508	Teck Resources Ltd.						97,102
							292,114
	MISCELLANEOUS MANUFACTURING - 0.6%
4,782	Harsco Corp. *						94,971
2,123	Textron, Inc.						97,637
							192,608
	OIL & GAS - 4.1%
5,750	California Resources Corp. *						97,980
2,454	Continental Resources, Inc. *						98,626
9,221	CVR Refining LP						96,175
21,689	Extraction Oil & Gas, Inc. *						93,046
26,360	Laredo Petroleum, Inc. *						95,423
36,534	Noble Corp PLC						95,719
2,997	PBF Energy, Inc.						97,912
3,262	PDC Energy, Inc. *						97,077
17,006	QEP Resources, Inc.						95,744
10,512	Star Group LP						98,182
6,719	Unit Corp. *						95,947
1,307	Valero Energy Corp.						97,986
4,387	Whiting Petroleum Corp. *						99,541
							1,259,358
	OIL & GAS SERVICES - 0.7%
5,767	Matrix Service Co. *						103,460
29,886	Superior Energy Services, Inc.						100,118
							203,578
	PACKAGING & CONTAINERS - 0.3%
9,274	Ardagh Group SA						102,756

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Shares							Fair Value
	COMMON STOCK (Continued) - 51.3%
	PHARMACEUTICALS - 3.1%
1,328	AmerisourceBergen Corp.						$98,803
27,571	BioScrip, Inc. *						98,428
2,193	Cardinal Health, Inc.						97,808
13,037	Endo International PLC *						95,170
1,659	Herbalife Nutrition Ltd. *						97,798
801	Jazz Pharmaceuticals PLC *						99,292
4,826	Mallinckrodt PLC *						76,251
876	McKesson Corp.						96,772
6,304	Teva Pharmaceutical Industries Ltd.						97,208
850	USANA Health Sciences, Inc. *						100,070
							957,600
	PIPELINES - 0.3%
4,806	Plains All American Pipeline LP						96,312

	REAL ESTATE - 1.0%
2,437	CBRE Group, Inc. *						97,577
1,038	Howard Hughes Corp. *						101,330
752	Jones Lang LaSalle, Inc.						95,203
							294,110
	REITS - 0.3%
5,049	PennyMac Mortgage Investment Trust						94,012

	RETAIL - 4.8%
25,285	Barnes & Noble Education, Inc. *						101,393
1,868	Best Buy Co, Inc.						98,929
5,395	Bloomin' Brands, Inc.						96,517
5,833	Boot Barn Holdings, Inc. *						99,336
1,038	Children's Place, Inc.						93,513
5,509	Conn's, Inc. *						103,900
2,271	Genesco, Inc. *						100,605
9,485	Habit Restaurants, Inc. *						99,592
5,805	Hudson Ltd. *						99,556
19,102	J. Jill, Inc. *						101,814
5,722	Luxfer Holdings PLC						100,879
5,398	MarineMax, Inc. *						98,837
3,121	Signet Jewelers Ltd.						99,154
7,028	Tailored Brands, Inc.						95,862
1,437	Walgreens Boots Alliance, Inc.						98,190
							1,488,077
	SEMICONDUCTORS - 2.6%
3,092	Applied Materials, Inc.						101,232
3,003	Diodes, Inc. *						96,877
4,890	Kulicke & Soffa Industries, Inc.						99,120
3,074	Micron Technology, Inc. *						97,538
1,552	MKS Instruments, Inc.						100,275
1,448	Skyworks Solutions, Inc.						97,045
3,360	SMART Global Holdings, Inc. *						99,792
2,626	Synaptics, Inc. *						97,713
							789,592
	SOFTWARE - 1.3%
3,558	ACI Worldwide, Inc. *						98,450
1,231	Electronic Arts, Inc. *						97,138
28,427	InnerWorkings, Inc. *						106,317
10,628	TiVo Corp.						100,009
							401,914
	TELECOMMUNICATIONS - 2.7%
11,159	Calix, Inc. *						108,800
27,297	Ceragon Networks Ltd. *						103,183
21,117	Harmonic, Inc. *						99,672
15,572	NeoPhotonics Corp. *						100,907
2,265	Shenandoah Telecommunications Co.						100,226
1,551	T-Mobile US, Inc. *						98,659
9,963	Viavi Solutions, Inc. *						100,128
11,646	Vonage Holdings Corp. *						101,670
							813,245
	TOYS/GAMES/HOBBIES - 0.3%
7,699	Funko, Inc. *						101,242

	TRANSPORTATION - 1.0%
22,986	Radiant Logistics, Inc. *						97,691
5,224	Schneider National, Inc.						97,532
1,753	XPO Logistics, Inc. *						99,991
							295,214

	TOTAL COMMON STOCK (Cost - $16,791,609)						15,782,163

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Shares							Fair Value
	EXCHANGE TRADED FUND - 23.3%
	EQUITY FUND - 23.3%
28,639	SPDR S&P 500 ETF Trust +						$7,157,459
	TOTAL EXCHANGE TRADED FUND (Cost - $6,980,116)

	SHORT-TERM INVESTMENT - 3.3%
	MONEY MARKET FUND - 3.3%
1,026,364	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class, 2.25% **						1,026,364
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,026,364)
Principal
	U.S. GOVERNMENT OBLIGATION - 13.3%
$1,400,000	United States Treasury Bill, 2.37% due 2/28/2019 + #						1,394,732
2,750,000	United States Treasury Bill, 2.465% due 9/12/2019 + #						2,701,515
	TOTAL U.S. GOVERNMENT OBLIGATION (Cost - $4,096,632)						4,096,247

	TOTAL INVESTMENTS - 91.2% (Cost - $28,894,721)						$28,062,233
	SECURITIES SOLD SHORT - (25.7) % (Proceeds - $9,187,174)						(7,890,197)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 34.5%						10,591,508
	NET ASSETS - 100.0%						$30,763,544

Shares
	SECURITIES SOLD SHORT - (25.7) %
	AEROSPACE/DEFENSE - (0.2) %
3,486	Kratos Defense & Security Solutions, Inc. *						49,118

	AGRICULTURE - (0.1) %
3,906	Pyxus International, Inc. *						46,325

	AIRLINES - (0.2) %
1,820	Azul SA - ADR *						50,396

	APPAREL - (0.2) %
2,735	Under Armour, Inc. *						48,327

	AUTO MANUFACTURERS - (0.5) %
6,457	REV Group, Inc.						48,492
4,031	Tata Motors Ltd. - ADR						49,098
153	Tesla, Inc. *						50,918
							148,508
	BANKS - (0.5) %
2,158	Bank OZK						49,267
555	Grupo Financiero Galicia SA - ADR						15,301
4,054	Hope Bancorp, Inc.						48,080
2,152	Veritex Holdings, Inc. *						46,010
							158,658
	BEVERAGES - (0.2) %
1,022	Coca-Cola Co.						48,392

	BIOTECHNOLOGY - (0.3) %
5,454	Cymabay Therapeutics, Inc. *						42,923
2,441	Medicines Co. *						46,721
							89,644
	BUILDING MATERIALS - (0.8) %
3,636	Caesarstone, Ltd.						49,377
3,363	JELD-WEN Holding, Inc. *						47,788
4,853	Loma Negra Cia Industrial Argentina SA - ADR *						54,014
1,671	Patrick Industries, Inc. *						49,478
3,902	Summit Materials, Inc. *						48,385
							249,042
	CHEMICALS - (0.6) %
2,970	Codexis, Inc. *						49,599
17,859	Intrepid Potash, Inc. *						46,433
4,281	Kronos Worldwide, Inc.						49,317
4,655	Rayonier Advanced Materials, Inc.						49,576
							194,925
	COMMERCIAL SERVICES - (0.6) %
926	2U, Inc. *						46,041
3,196	Carriage Services, Inc.						49,538
3,903	Emerald Expositions Events, Inc.						48,163
869	New Oriental Education & Technology Group, Inc. - ADR						47,630
							191,372
	COMPUTERS - (0.5) %
18,549	Diebold Nixdorf, Inc.						46,187
1,916	ForeScout Technologies, Inc. *						49,797
12,141	USA Technologies, Inc. *						47,229
							143,213
	COSMETICS/PERSONAL CARE - (0.2) %
6,571	Coty, Inc.						43,106
3,059	elf Beauty, Inc.						26,491
							69,597
	DISTRIBUTION/WHOLESALE - (0.2) %
888	SiteOne Landscape Supply, Inc. *						49,080

	DIVERSIFIED FINANCIAL SERVICES - (0.7) %
321	Alliance Data Systems Corp.						48,176
4,066	Curo Group Holdings Corp. *						38,586
2,027	Encore Capital Group, Inc. *						47,635
2,685	Pagseguro Digital Ltd. *						50,290
10,444	Qudian, Inc. - ADR *						44,805
							229,492
COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
Shares							Fair Value
	SECURITIES SOLD SHORT (Continued)- (25.7) %
	ELECTRONICS - (0.3) %
664	Dominion Energy, Inc.						$47,449
1,955	PG&E Corp.						46,431
							93,880
	ELECTRICAL COMPONENTS & EQUIPMENT - (0.4) %
3,876	American Superconductor Corp. *						43,217
6,554	Energous Corp. *						37,948
535	Universal Display Corp.						50,060
							131,225
	ENERGY-ALTERNATIVE SOURCES - (0.5) %
14,736	Amyris, Inc. *						49,218
4,639	JinkoSolar Holding Co. Ltd. - ADR *						45,880
12,984	Vivint Solar, Inc. *						49,469
							144,567
	ENTERTAINMENT - (0.3) %
733	Marriott Vacations Worldwide Corp.						51,684
2,827	Scientific Games Corp. *						50,547
							102,231
	ENVIRONMENTAL CONTROL - (0.2) %
5,263	Evoqua Water Technologies Corp. *						50,525

	FOOD - (0.2) %
1,253	General Mills, Inc.						48,792
413	Lamb Weston Holdings, Inc.						30,380
							79,172
	FOREST PRODUCTS & PAPER - (0.1) %
1,881	Schweitzer-Mauduit International, Inc.						47,119

	HEALTHCARE-PRODUCTS - (1.1) %
697	Abbott Laboratories						50,414
4,566	Accelerate Diagnostics, Inc. *	.					52,509
1,507	AxoGen, Inc. *						30,788
197	Cooper Cos, Inc.						50,137
5,240	CytoSorbents Corp. *						42,339
9,700	GenMark Diagnostics, Inc. *						47,142
9,560	ViewRay, Inc. *						58,029
							331,358
	HEALTHCARE-SERVICES - (0.1) %
16,566	Community Health Systems, Inc. *						46,716

	HOME BUILDERS - (1.0) %
5,078	Beazer Homes USA, Inc. *						48,139
2,824	Century Communities, Inc. *	.					48,742
1,451	Installed Building Products, Inc. *						48,884
759	LCI Industries						50,701
1,099	LGI Homes, Inc. *						49,697
4,316	William Lyon Homes *						46,138
							292,301
	INSURANCE - (0.2) %
5,265	Greenlight Capital Re Ltd. *						45,384

	INTERNET - (2.2) %
3,528	ComScore, Inc. *						50,909
1,710	Ctrip.com International Ltd. - ADR *						46,273
931	Etsy, Inc. *						44,288
3,142	iQIYI, Inc. - ADR *						46,722
1,972	MakeMyTrip Ltd. *						47,979
819	Okta, Inc. *						52,252
3,246	Overstock.com, Inc. *						44,081
8,445	Snap, Inc. *						46,532
8,490	Sogou, Inc. - ADR *						44,573
8,532	Trivago NV - ADR *						48,035
570	Twilio, Inc. *						50,901
332	VeriSign, Inc. *						49,232
1,417	Yelp, Inc. *						49,581
1,536	Zillow Group, Inc. *						48,507
							669,865
	LODGING- (0.7) %
6,230	Caesars Entertainment Corp. *						42,302
1,920	Hilton Grand Vacations, Inc. *						50,669
2,760	Melco Resorts & Entertainment Ltd. - ADR						48,631
1,279	Wyndham Destinations, Inc.						45,839
467	Wynn Resorts Ltd.						46,191
							233,632
	MACHINERY-DIVERSIFIED - (0.3) %
1,152	Cognex Corp.						44,548
7,818	NN, Inc.						52,459
							97,007
	MEDIA - (0.3) %
8,656	Entercom Communications Corp.						49,426
2,144	New York Times Co.						47,790
							97,216
	METAL FABRICATE/HARDWARE - (0.2) %
2,295	CIRCOR International, Inc.						48,884

	MINING - (0.3) %
6,758	MAG Silver Corp. *						49,333
4,328	Vedanta Ltd. - ADR						49,945
							99,278
COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Shares							Fair Value
	SECURITIES SOLD SHORT (Continued) - (25.7) %
	MISCELLANEOUS MANUFACTURING - (0.2) %
6,740	General Electric Co.						$51,022

	MULTI-NATIONAL BANKS - (0.2) %
2,838	Banco Latinoamericano de Comercio Exterior SA						49,097

	OIL & GAS - (1.1) %
13,785	Ensco PLC						49,075
2,501	EQT Corp.						47,244
19,490	HighPoint Resources Corp. *						48,530
5,338	Jagged Peak Energy, Inc. *						48,683
3,079	Parsley Energy, Inc. *						49,202
10,421	Ring Energy, Inc. *						52,939
7,483	Tellurian, Inc. *						52,007
							347,680
	OIL & GAS SERVICES - (0.8) %
14,470	CARBO Ceramics, Inc.						50,356
12,070	Forum Energy Technologies, Inc. *						49,849
7,723	Select Energy Services, Inc. *						48,809
4,184	Solaris Oilfield Infrastructure, Inc.						50,585
2,512	TechnipFMC PLC						49,185
							248,784
	PHARMACEUTICALS - (2.8) %
6,863	Aclaris Therapeutics, Inc. *						50,718
1,230	Aerie Pharmaceuticals, Inc. *						44,403
14,150	Akorn, Inc. *						47,969
1,644	Canopy Growth Corp. *						44,174
1,713	Dermira, Inc. *						12,317
13,081	Foamix Pharmaceuticals Ltd. *						46,961
424	GW Pharmaceuticals PLC - ADR *						41,293
2,545	Horizon Pharma PLC*						49,729
2,027	Hutchison China MediTech Ltd. - ADR *						46,803
10,444	Kala Pharmaceuticals, Inc. *						51,071
10,071	Lannett Co., Inc. *						49,952
17,727	Marinus Pharmaceuticals, Inc. *						50,877
12,193	Ocular Therapeutix, Inc. *						48,528
7,312	Optinose, Inc. *						45,334
9,865	Paratek Pharmaceuticals, Inc. *						50,607
2,507	Revance Therapeutics, Inc. *						50,466
18,549	Senseonics Holdings, Inc. *						48,042
10,441	TherapeuticsMD, Inc. *						39,780
1,227	Zogenix, Inc. *						44,736
							863,760
	PIPELINES - (0.3) %
833	Cheniere Energy, Inc. *						49,305
3,517	SemGroup Corp.						48,464
							97,769
	REAL ESTATE - (0.4) %
6,785	Five Point Holdings LLC *						47,088
3,360	Forestar Group, Inc. *						46,536
3,315	Redfin Corp. *						47,736
							141,360
	REITS - (0.5) %
4,810	Annaly Capital Management, Inc.						47,234
2,336	ARMOUR Residential REIT, Inc.						47,888
1,485	Blackstone Mortgage Trust, Inc.						47,312
							142,434
	RETAIL - (0.6) %
18,989	Ascena Retail Group, Inc. *						47,662
1,527	Beacon Roofing Supply, Inc. *						48,436
7,402	Del Frisco's Restaurant Group, Inc. *						52,924
4,892	Lumber Liquidators Holdings, Inc. *						46,572
							195,594
	SEMICONDUCTORS - (0.7) %
10,968	Adesto Technologies Corp. *						48,259
9,327	AXT, Inc. *						40,572
2,685	Cohu, Inc.						43,148
3,284	FormFactor, Inc. *						46,272
1,239	MaxLinear, Inc. *						21,806
823	Ultra Clean Holdings, Inc. *						6,971
							207,028
	SOFTWARE - (1.8) %
1,744	Appian Corp. *						46,582
9,073	Asure Software, Inc. *						46,091
6,785	BlackBerry Ltd. *						48,241
1,200	Blackline, Inc. *						49,140
1,540	Cloudera, Inc. *						17,032
790	Coupa Software, Inc. *						49,659
913	Everbridge, Inc. *						51,822
598	MongoDB, Inc. *						50,077
4,144	Sea Ltd. - ADR *						46,910
1,948	Smartsheet, Inc. *						48,427
1,319	Talend SA - ADR *						48,909
3,325	Yext, Inc. *						49,376
							552,266
COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Shares							Fair Value
	SECURITIES SOLD SHORT (Continued) - (25.7) %
	TELECOMMUNICATIONS - (0.9) %
453	GCI Liberty, Inc. *						$18,646
17,470	Gogo, Inc. *						52,235
7,033	IDT Corp.						43,534
4,813	Maxar Technologies Ltd.						57,564
10,907	NII Holdings, Inc. *						48,100
7,084	Switch, Inc.						49,588
							269,667
	TEXTILES - (0.2) %
414	Mohawk Industries, Inc. *						48,421

	TOYS/GAMES/HOBBIES - (0.2) %
4,907	Mattel, Inc.						49,021

	TRANSPORTATION - (0.8) %
12,495	BEST, Inc. - ADR *						51,354
13,308	Daseke, Inc. *						48,973
6,255	Genco Shipping & Trading Ltd. *						49,352
5,670	Star Bulk Carriers Corp. *						51,824
2,527	Tidewater, Inc. *						48,342
							249,845

	TOTAL SECURITIES SOLD SHORT (Proceeds - $9,187,174)						$7,890,197

ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SPDR - Standard & Poor's Depositary Receipt
* Non income producing security.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2018.
+ All or a portion of this security is held as collateral for securities sold short.
# Discount rate at the time of purchase.

FUTURE CONTRACTS
				Number of	Expiration	Notional Amount/	Unrealized
Description			Counterparty	Contracts	Date	Value	Appreciation
Long
US 5 Year Note Future Mar 2019			Goldman Sachs	57	3/29/2019	$9,404,375	$121,081
Short
S&P 500 E-Mini Future Mar 2019			Goldman Sachs	82	3/15/2019	$7,139,820	$285,285

TOTAL RETURN SWAPS
		Interest Rate		Number Of	Maturity	Notional	Unrealized
Description	Currency	Received/(Paid)	Counterparty	Contracts	Date	Amount	Appreciation/(Depreciation)
Long
GS Client Global Stock Long Basket ***	USD	(3.15513)% - (3.20375)%	Goldman Sachs	128,477	9/18/2019	$11,196,048	$(465,339)
GS Client Global Stock Long Basket 2 ***	USD	(3.20375)%	Goldman Sachs	134,141	1/23/2020	10,560,451	(36,259)
							$(501,598)
Short
GS Client Global Stock Short Basket ***	USD	1.60513% - 1.65375%	Goldman Sachs	121,936	12/18/2019	11,360,691	633,896
GS Client Global Stock Short Basket 2 ***	USD	1.55375%	Goldman Sachs	126,352	1/23/2020	10,458,130	(5,896)
JP Morgan U.S. Short Index Basket ***	USD	2.10000%	JP Morgan	99,450	5/21/2019	7,624,692	(256,720)
							$371,280

*** The underlying holdings of this security can be found at https://www.counterpointmutualfunds.com/tactical-equity-fund/

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares							Fair Value
	COMMON STOCK - 51.3%
	AEROSPACE / DEFENSE - 0.3%
531	Spirit AeroSystems Holdings, Inc.						$38,280

	AIRLINES - 0.6%
1,153	American Airlines Group, Inc.						37,023
494	Spirit Airlines, Inc. *						28,612
							65,635
	APPAREL - 0.5%
1,750	Hanesbrands, Inc.						21,928
402	PVH Corp.						37,366
							59,294
	AUTO PARTS & EQUIPMENT - 1.0%
602	Delphi Automotive PLC						37,065
954	Gentherm, Inc. *						38,141
5,024	Spartan Motors, Inc.						36,324
							111,530
	BANKS - 0.3%
4,533	Bancorp, Inc. *						36,083

	CHEMICALS - 0.6%
873	Cabot Corp.						37,487
1,962	Huntsman Corp.						37,847
							75,334
	COAL - 0.3%
4,455	SunCoke Energy, Inc. *						38,090

	COMMERCIAL SERVICES - 3.5%
897	Aaron's, Inc.						37,719
662	AMN Healthcare Services, Inc. *						37,509
1,593	Avis Budget Group, Inc. *						35,811
951	Deluxe Corp.						36,556
1,189	HMS Holdings Corp. *						33,446
404	Insperity, Inc.						37,717
1,810	Kelly Services, Inc.						37,069
570	Manpower Group, Inc.						36,936
3,106	Quad Graphics, Inc.						38,266
1,226	Quanta Services, Inc.						36,903
10,286	RR Donnelley & Sons Co.						40,733
							408,665
	COMPUTERS - 1.9%
240	Apple, Inc.						37,858
592	Cognizant Technology Solutions Corp.						37,580
3,487	Conduent, Inc. *						37,067
1,761	Cray, Inc. *						38,020
326	EPAM Systems, Inc. *						37,819
1,826	HP, Inc.						37,360
							225,704
	DIVERSIFIED FINANCIAL SERVICES - 0.7%
536	Evercore, Inc.						38,356
618	LPL Financial Holdings, Inc.						37,747
							76,103
	ELECTRIC - 0.3%
4,726	Cia Paranaense de Energia - ADR						37,005

	ELECTRONICS - 1.0%
4,850	Flex Ltd. *						36,908
1,537	Jabil, Inc.						38,102
2,077	Vishay Intertechnology, Inc.						37,407
							112,417
	ENERGY - ALTERNATE SOURCES - 0.3%
2,882	Green Plains, Inc.						37,783

	ENTERTAINMENT - 0.9%
3,007	AMC Entertainment Holdings, Inc.						36,926
2,022	IMAX Corp. *						38,034
1,616	SeaWorld Entertainment, Inc. *						35,697
							110,657
	FOOD - 0.6%
2,339	Pilgrim's Pride Corp. *						36,278
7,443	Smart & Final Stores, Inc. *						35,280
							71,558
	FOREST PRODUCTS & PAPER - 0.7%
4,843	Resolute Forest Products, Inc.						38,405
1,674	Verso Corp. *						37,498
							75,903
COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Shares							Fair Value
	COMMON STOCK (Continued) - 51.3%
	HEALTHCARE-PRODUCTS - 2.9%
10,867	Accuray, Inc. *						$37,057
1,996	Bausch Health Cos., Inc. *						36,866
1,318	Bruker Corp.						39,237
862	Globus Medical, Inc. *						37,307
1,918	Hanger, Inc. *						36,346
505	Integer Holdings Corp. *						38,511
358	Masimo Corp. *						38,438
338	ResMed, Inc.						38,488
337	Varian Medical Systems, Inc. *						38,186
							340,436
	HEALTHCARE-SERVICES - 2.6%
1,450	Acadia Healthcare Co., Inc. *						37,279
5,721	Brookdale Senior Living, Inc. *						38,331
325	Centene Corp. *						37,472
728	DaVita, Inc. *						37,463
297	ICON PLC *						38,375
333	IQVIA Holdings, Inc. *						38,685
702	Medpace Holdings, Inc. *						37,157
2,114	Tenet Healthcare Corp. *						36,234
							300,996
	HOME FURNISHINGS - 0.3%
616	Dolby Laboratories, Inc.						38,093

	INSURANCE - 2.2%
516	Arthur J Gallagher & Co.						38,029
929	Athene Holding Ltd. *						37,002
1,373	Brown & Brown, Inc.						37,840
285	Erie Indemnity Co.						37,993
620	Progressive Corp.						37,405
2,321	Radian Group, Inc.						37,971
965	Universal Insurance Holdings, Inc.						36,593
							262,833
	INTERNET - 2.6%
618	51job, Inc. *						38,588
467	CDW Corp.						37,850
2,578	Lands' End, Inc.						36,633
950	Liberty Expedia Holdings, Inc. *						37,155
8,577	Meet Group, Inc. *						39,712
10,691	Rubicon Project, Inc. *						39,877
2,104	Stitch Fix, Inc. *						35,957
10,707	Xunlei Ltd. *						36,404
							302,176
	LEISURE TIME - 1.0%
814	Brunswick Corp.						37,810
2,370	Liberty TripAdvisor Holdings, Inc.						37,659
3,428	Vista Outdoor, Inc.						38,908
							114,377
	LODGING - 0.3%
1,787	Boyd Gaming Corp.						37,134

	MEDIA - 1.9%
682	AMC Networks, Inc. *						37,428
857	CBS Corp.						37,468
2,382	EW Scripps Co.						37,469
2,578	Gray Television, Inc. *						38,000
491	Nexstar Media Group, Inc.						38,612
3,456	TEGNA, Inc.						37,567
							226,544
	MINING - 1.0%
5,449	Constellium NV *						38,089
3,514	Freeport-McMoRan, Inc.						36,229
1,718	Teck Resources Ltd.						37,006
							111,324
	MISCELLANEOUS MANUFACTURING - 0.6%
1,822	Harsco Corp. *						36,185
809	Textron, Inc.						37,206
							73,391
	OIL & GAS - 4.1%
2,191	California Resources Corp. *						37,334
935	Continental Resources, Inc. *						37,578
3,514	CVR Refining LP						36,651
8,266	Extraction Oil & Gas, Inc. *						35,461
10,046	Laredo Petroleum, Inc. *						36,366
13,923	Noble Corp. PLC *						36,478
1,143	PBF Energy, Inc.						37,342
1,243	PDC Energy, Inc. *						36,992
6,481	QEP Resources, Inc. *						36,488
4,006	Star Group LP						37,416
2,560	Unit Corp. *						36,557
499	Valero Energy Corp.						37,410
1,672	Whiting Petroleum Corp. *						37,938
							480,011

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018

Shares							Fair Value
	COMMON STOCK (Continued) - 51.3%
	OIL & GAS SERVICES - 0.7%
2,198	Matrix Service Co. *						$39,432
11,390	Superior Energy Services, Inc. *						38,157
							77,589
	PACKAGING & CONTAINERS - 0.3%
3,534	Ardagh Group SA						39,157

	PHARMACEUTICALS - 3.1%
506	AmerisourceBergen Corp.						37,646
10,508	BioScrip, Inc. *						37,514
836	Cardinal Health, Inc.						37,286
4,968	Endo International PLC *						36,266
633	Herbalife Nutrition Ltd. *						37,315
305	Jazz Pharmaceuticals PLC *						37,808
1,839	Mallinckrodt PLC *						29,056
334	McKesson Corp.						36,897
2,402	Teva Pharmaceutical Industries Ltd. *						37,039
324	USANA Health Sciences, Inc. *						38,145
							364,972
	PIPELINES - 0.3%
1,832	Plains All American Pipeline LP						36,713

	REAL ESTATE - 1.0%
929	CBRE Group, Inc. *						37,197
395	Howard Hughes Corp. *						38,560
287	Jones Lang LaSalle, Inc.						36,334
							112,091
	REITS - 0.3%
1,925	PennyMac Mortgage Investment Trust						35,843

	RETAIL - 4.8%
9,636	Barnes & Noble Education, Inc. *						38,640
712	Best Buy Co., Inc.						37,707
2,056	Bloomin' Brands, Inc.						36,782
2,223	Boot Barn Holdings, Inc. *						37,858
395	Children's Place, Inc.						35,585
2,099	Conn's, Inc. *						39,587
866	Genesco, Inc. *						38,364
3,615	Habit Restaurants, Inc. *						37,957
2,213	Hudson Ltd. *						37,953
7,280	J. Jill, Inc. *						38,802
2,181	Luxfer Holdings PLC						38,451
2,057	MarineMax, Inc. *						37,664
1,189	Signet Jewelers Ltd.						37,775
2,678	Tailored Brands, Inc.						36,528
547	Walgreens Boots Alliance, Inc.						37,377
							567,030
	SEMICONDUCTORS - 2.6%
1,178	Applied Materials, Inc.						38,568
1,145	Diodes, Inc. *						36,938
1,864	Kulicke & Soffa Industries, Inc.						37,783
1,171	Micron Technology, Inc. *						37,156
591	MKS Instruments, Inc.						38,184
552	Skyworks Solutions, Inc.						36,995
1,280	SMART Global Holdings, Inc. *						38,016
1,001	Synaptics, Inc. *						37,247
							300,887
	SOFTWARE - 1.3%
1,356	ACI Worldwide, Inc. *						37,521
469	Electronic Arts, Inc. *						37,009
10,834	InnerWorkings, Inc. *						40,519
4,050	TiVo Corp.						38,110
							153,159
	TELECOMMUNICATIONS - 2.6%
4,253	Calix, Inc. *						41,467
10,403	Ceragon Networks Ltd. *						39,323
8,048	Harmonic, Inc. *						37,986
5,935	NeoPhotonics Corp. *						38,459
864	Shenandoah Telecommunications Co.						38,232
592	T-Mobile US, Inc. *						37,657
3,797	Viavi Solutions, Inc. *						38,160
4,438	Vonage Holdings Corp. *						38,744
							310,028
	TOY / GAMES / HOBBIES - 0.3%
2,934	Funko, Inc. *						38,582

	TRANSPORTATION - 1.0%
8,760	Radiant Logistics, Inc. *						37,230
1,991	Schneider National, Inc.						37,172
668	XPO Logistics, Inc. *						38,103
							112,505

	TOTAL COMMON STOCK (Cost - $6,451,068)						6,015,912

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
Shares							Fair Value
	EXCHANGE TRADED FUND - 21.9%
	EQUITY FUND - 21.9%
10,258	SPDR S&P 500 ETF Trust						$2,563,679
	TOTAL EXCHANGE TRADED FUND (Cost - $2,625,776)
Principal
	U.S. GOVERNMENT OBLIGATION - 15.7%
$1,300,000	United States Treasury Bill, 2.370% due 2/28/2019 #						1,295,109
550,000	United States Treasury Bill, 2.465% due 9/12/2019 #						540,303
	TOTAL U.S. GOVERNMENT OBLIGATION (Cost - $1,836,015)						1,835,412

	SHORT-TERM INVESTMENT - 10.4%
	MONEY MARKET FUND - 10.4%
850,656	Fidelity Investments Money Market Funds - Government Portfolio - Class I, 2.25% **						850,656
363,685	Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Class, 2.07% **						363,685
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,214,341)						1,214,341

	TOTAL INVESTMENTS - 99.3% (Cost - $12,127,200)						$11,629,344
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%						90,513
	NET ASSETS - 100.0%						$11,719,857

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
SPDR - Standard & Poor's Depositary Receipt
* Non income producing security.
# Discount rate at the time of purchase.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2018.

FUTURE CONTRACTS
				Number of	Expiration	Notional Amount/	Unrealized
Description			Counterparty	Contracts	Date	Value	Depreciation
Long
S&P 500 E-Mini Future Mar 2019			Goldman Sachs	15	3/15/2019	$1,878,900	$(56,918)

TOTAL RETURN SWAPS
		Interest Rate		Number Of	Maturity	Notional	Unrealized
Description	Currency	Received/(Paid)	Counterparty	Contracts	Date	Amount	Appreciation/(Depreciation)
Long
GS Client Global Stock Long Basket ***	USD	(3.11513)%	Goldman Sachs	50,694	12/18/2019	$4,425,795	$(191,646)
GS Client Global Stock Long Basket 2 ***	USD	(3.20375)%	Goldman Sachs	52,721	1/23/2020	4,150,540	(14,231)
SPDR S&P 500 ETF TRUST	USD	2.95000%	JP Morgan	6,677	12/16/2019	1,649,953	18,762
							$(187,115)
Short
GS Client Global Stock Short Basket ***	USD	1.60513%	Goldman Sachs	48,102	12/18/2019	4,493,679	262,098
GS Client Global Stock Short Basket 2 ***	USD	1.55375%	Goldman Sachs	49,660	1/23/2020	4,110,348	(2,423)
JP Morgan U.S. Short Index Basket ***	USD	2.10000%	JP Morgan	76,070	12/16/2019	5,832,180	(196,367)
							$63,308
*** The underlying holdings of this security can be found at https://www.counterpointmutualfunds.com/long-short-equity-fund/

COUNTERPOINT TACTICAL MUNICIPAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares		Fair Value
	EXCHANGE TRADED FUND - 1.8%
	EQUITY FUND - 1.8%
4,344	VanEck Vectors High-Yield Municipal Index ETF	$265,158
	TOTAL EXCHANGE TRADED FUNDS (Cost - $266,248)

	MUTUAL FUNDS - 97.2%
	DEBT FUNDS - 97.2%
560,176	BlackRock High Yield Municipal Fund- Institutional Class	5,304,863
523,918	Eaton Vance High Yield Municiapls Income Fund - Class I	4,610,478
464,646	Franklin High Yield Tax-Free Income Fund - Advisor Class	4,604,647
	TOTAL MUTUAL FUNDS (Cost - $14,500,000)	14,519,988

	SHORT-TERM INVESTMENT - 1.7%
	MONEY MARKET FUND - 1.7%
255,106	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 2.22% *	255,106
	TOTAL SHORT-TERM INVESTMENT (Cost - $255,106)

	TOTAL INVESTMENTS - 100.7% (Cost - $15,021,354)	$15,040,252
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7) %	(101,972)
	NET ASSETS - 100.0%	$14,938,280

ETF - Exchange Traded Fund
* Money market fund; interest rate reflects seven-day effective yield on December 31, 2018.

COUNTERPOINT FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Investments in open-end investment companies are valued at net asset value. Credit Default Swaps are valued based on the closing price of the underlying referenced instrument. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

COUNTERPOINT FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018

Valuation of Underlying of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Futures Contracts – The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds' agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of December 31, 2018 in valuing the fund's investments carried at fair value:

Counterpoint Tactical Income Fund
Assets*	Level 1	Level 2	Level 3	Total
Credit Default Swap	$-	$1,890,566	$-	$1,890,566
Long Total Return Swaps	-	611,041	-	611,041
Mutual Funds	90,479,963	-	-	90,479,963
U.S Government Obligations	-	227,808,495	-	227,808,495
Short Term Investment	2,952,557	-	-	2,952,557
Total	$93,432,520	$230,310,102	$-	$323,742,622

COUNTERPOINT FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018

Counterpoint Tactical Equity Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$15,782,163	$-	$-	$15,782,163
Exchange Traded Funds	7,157,459	-	-	7,157,459
Long Futures Contracts	121,081	-	-	121,081
U.S Government Obligations	-	4,096,247	-	4,096,247
Short Term Investment	1,026,364	-	-	1,026,364
Short Total Return Swaps	-	371,280	-	371,280
Short Futures Contracts	285,285	-	-	285,285
Total	$24,372,352	$4,467,527	$-	$28,839,879
Liabilities*
Securities Sold Short	$7,890,197	$-	$-	$7,890,197
Long Total Return Swaps	-	501,598	-	501,598
Total	$7,890,197	$501,598	$-	$8,391,795

Counterpoint Long-Short Equity Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$6,015,912	$-	$-	$6,015,912
Exchange Traded Funds	2,563,679	-	-	2,563,679
U.S. Government Obligations	-	1,835,412	-	1,835,412
Short Term Investments	1,214,341	-	-	1,214,341
Short Total Return Swaps	-	63,308	-	63,308
Total	$9,793,932	$1,898,720	$-	$11,692,652
Liabilities*
Long Futures Contract	$56,918	$-	$-	$56,918
Long Total Return Swaps	-	187,115	-	187,115
Total	$56,918	$187,115	$-	$244,033

Counterpoint Tactical Municipal
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$265,158	$-	$-	$265,158
Mutual Funds	14,519,988	-	-	14,519,988
Short Term Investment	255,106	-	-	255,106
Total	$15,040,252	$-	$-	$15,040,252
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period. It Is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

COUNTERPOINT FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018

Option Transactions – The Fund is subject to equity price risk and commodity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Swap Agreements – The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to equity price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund is subject to equity price risk. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The fair value of these financial instruments are located under unrealized appreciation on swap contracts and unrealized depreciation on swap contracts on the Statement of Assets and Liabilities. The realized gains on swaps and change in unrealized loss on swaps are located on the Statement of Operations.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Counterpoint Tactical Income Fund	$323,130,975	$2,278,491	$(4,168,451)	$(1,889,960)
Counterpoint Tactical Equity Fund	$19,764,546	$2,002,864	$(1,595,374)	$407,490
Counterpoint Long-Short Equity Fund	$12,176,805	$120,685	$(668,146)	$(547,461)
Counterpoint Tactical Municipal Fund	$15,021,354	$19,988	$(1,090)	$18,898

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 2/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 2/25/2019

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 2/25/2019